Web Based Technology	12 Months Ended
Dec. 31, 2014
Web Based Technology [Abstract]
WEB-BASED TECHNOLOGY

NOTE 5 – WEB-BASED TECHNOLOGY

The Company has capitalized costs in developing their web-based technology, which consisted of the following as of December 31, 2014 and 2013:

	2014	2013
OptimizeRx web-based technology	$154,133	$154,133
SampleMD web-based technology	602,517	602,517
SampleMD 2.0 web-based technology	440,477	148,060
Subtotal, web-based technology	1,197,127	904,710
Accumulated amortization	(633,401)	(440,641)
Impairment	(59,083)	(59,083)
Web-based technology, net	$504,643	$404,986

Amortization is recorded using the straight-line method over a period of up to five years. During 2014, the Company launched its SampleMD 2.0 web-based technology. The OptimizeRx web-based technology was fully impaired in 2010 and has no remaining carrying value. Amortization expense for the web-based technology costs was $192,760 and $130,289 for the years ended December 31, 2014 and 2013, respectively.